Allowance For Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	December 31
	2014	2013

Balance, beginning of the year	$6,857	$5,980
Additions, during the year	4,283	6,083
Written-off, uncollectible, during the year	(5,965)	(5,940)
Recoveries, during the year	1,355	865
Foreign currency translation adjustment, for the year	(168)	(131)
Balance, end of year	$6,362	$6,857